Long-Term Notes (Tables)	12 Months Ended
Dec. 31, 2018
Financial Instruments [Abstract]
Long-term notes

	December 31, 2018	December 31, 2017
Bank loan - U.S. dollar denominated(1)	$122,388	$167,159
Bank loan - Canadian dollar denominated	399,906	46,217
Bank loan - principal	522,294	213,376
Unamortized debt issuance costs	(1,594)	(1,238)
Bank loan	$520,700	$212,138

(1)	U.S. dollar denominated bank loan balance was US$89.7 million as at December 31, 2018 (US$133.5 million as at December 31, 2017).
At December 31, 2018, Baytex was in compliance with all of the covenants contained in the credit facilities including the financial covenants as summarized below.

Covenant Description	Position as at December 31, 2018	Covenant
Senior Secured Debt(1) to Bank EBITDA(2) (Maximum Ratio)	0.64:1.00	3.50:1.00
Interest Coverage(3) (Minimum Ratio)	8.00:1.00	2.00:1.00

(1)
"Senior Secured Debt" is defined as the principal amount of the bank loan and other secured obligations identified in the credit agreement. As at December 31, 2018, the Company's Senior Secured Debt totaled $536.9 million which includes $522.3 million of principal amounts outstanding and $14.6 million of letters of credit.

(2)
Bank EBITDA is calculated based on terms and definitions set out in the credit agreement which adjusts net income or loss for financing and interest expenses, unrealized gains and losses on financial derivatives, income tax, non-recurring losses, certain specific unrealized and non-cash transactions (including depletion, depreciation, exploration and evaluation expenses, unrealized gains and losses on financial derivatives and foreign exchange and share-based compensation) and is calculated based on a trailing twelve month basis including the impact of material acquisitions as if they had occurred at the beginning of the twelve month period. Bank EBITDA for the twelve months ended December 31, 2018 was $833.7 million.

(3)
Interest coverage is computed as the ratio of Bank EBITDA to financing and interest expense, excluding non-cash interest and accretion on asset retirement obligations, and is calculated on a trailing twelve month basis. Financing and interest expenses for the twelve months ended December 31, 2018 were $104.3 million.

	December 31, 2018	December 31, 2017
6.75% notes (US$150,000 – principal) due February 17, 2021	204,683	187,770
5.125% notes (US$400,000 – principal) due June 1, 2021	545,820	500,720
6.625% notes (Cdn$300,000 – principal) due July 19, 2022	300,000	300,000
5.625% notes (US$400,000 – principal) due June 1, 2024	545,820	500,720
Total long-term notes - principal	1,596,323	1,489,210
Unamortized debt issuance costs	(13,083)	(15,026)
Total long-term notes - net of unamortized debt issuance costs	$1,583,240	$1,474,184